Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
OPERATING ACTIVITIES
Net income	$ 3,900	$ 177,502
Non-cash and non-operating items:
Depreciation and amortization	117,830	135,853
Unrealized (gain) loss on derivative instruments (note 10)	34,145	(27,544)
(Write-down) and gain (loss) on sale (note 13)	(87,401)	(105,275)
Settlement of Asset Retirement Obligations Through Noncash Payments, Amount	(32,950)	0
Gain on commencement of sales-type lease (note 3)	0	(44,943)
Equity income, net of dividends received $28,589 (2020 - $14,852)	(36,679)	(22,804)
Foreign currency exchange loss (gain) and other	13,967	(7,250)
Receipts from direct financing and sales-type leases	7,285	334,146
Change in other operating assets and liabilities	(85,312)	75,978
Increase (Decrease) in Asset Retirement Obligations	(1,419)	0
Expenditures for dry docking	21,014	5,608
Net operating cash flow	18,864	775,693
Supplemental Cash Flow Elements [Abstract]
Proceeds from Dividends Received	28,589	14,852
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	315,230	931,871
Early Repayment of Long-Term Debt	(151,543)	(1,302,389)
Scheduled repayments of long-term debt	(156,142)	(240,355)
Proceeds from short-term debt	25,000	205,000
Prepayment of short-term debt	(25,000)	(245,000)
Prepayment of obligations related to finance leases	(56,724)	0
Repayments of obligations related to finance leases	46,429	47,162
Payments for Repurchase of Equity	0	15,635
Distributions paid from subsidiaries to non-controlling interests	(42,933)	(35,519)
Other financing activities	(388)	(794)
Net financing cash flow	(138,929)	(749,983)
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(20,090)	(12,824)
Proceeds from sale of vessels and equipment (note 13)	32,687	60,915
Proceeds from the sale of assets, net of cash sold (note 13)	0	12,221
Repayment of Notes Receivable from Related Parties	11,830	3,500
Other investing activities	0	(6,430)
Net investing cash flow	24,427	57,382
(Decrease) increase in cash, cash equivalents, restricted cash and cash held for sale	(95,638)	83,092
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning balance	405,890	456,325
Cash, cash equivalents, restricted cash and restricted cash equivalents, ending balance	$ 310,252	$ 539,417